SMALL BUSINESS ADMINISTRATION LOAN (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 17, 2002	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Small Business Administration Loan
Proceeds from issuance of secured debt	$ 989,100		$ 4,803
Debt, Weighted Average Interest Rate	4.00%
Debt Instrument, Face Amount		979,950	979,950	$ 979,950
Debt Instrument, Periodic Payment	$ 4,813
Payment reverting back per month	500
Debt instrument payment reverting	$ 4,813
Accrued interest and penalties on note		$ 693,299	$ 654,101	$ 712,737